TAXES ON INCOME (Reconciliation of Statutory Tax Rate to Effective Tax Rate) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
TAXES ON INCOME [Abstract]
Income (loss) before taxes, as reported in the consolidated statements of operations	$ (50,944)	$ 1,200	$ (10,332)
Statutory tax rate	26.50%	26.50%	25.00%
Theoretical tax expenses (income) on the above amount at the Israeli statutory tax rate	$ (13,500)	$ 318	$ (2,583)
Currency differences	1,709	2,545	1,395
Tax adjustment in respect of different tax rates and "Benefitted Enterprise" status	(131)	1,425	3,041
Changes in valuation allowance	6,273	(14,781)	(17,580)
Stock compensation relating to options per ASC 718	291	471	364
Changes in valuation allowance related to capital gains	54	(222)	(2,067)
Forfeiture of carryforward tax losses	929	$ 13,549	$ 16,542
Wavestream goodwill impairment	6,937
Exempt revenues - subsidy	(2,573)	$ (2,561)	$ (1,089)
Nondeductible expenses and other differences	1,201	1,157	1,222
Tax benefit	$ 1,190	$ 1,901	$ (755)